CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

Note 8: CONVERTIBLE NOTES PAYABLE

The discussion of convertible notes payable only includes those that existed as of April 30, 2023. For a discussion of all prior convertible notes payable we refer you to the Annual Report on Form 10-K filed September 14, 2023 for the fiscal year end April 30, 2023.

As of April 30, 2023, all outstanding convertible notes payable had been fully converted into outstanding common shares. On June 17, 2022, the Company issued 109,737 shares of common stock in conversion of the $13,200,000 in convertible notes payable and $846,301 in accrued interest. In addition, the remaining $122,222 of unamortized discount on the convertible notes payable was amortized and included in our consolidated statements of operations for the nine months ended January 31, 2023.

Note 9: CONVERTIBLE NOTES PAYABLE

The discussion of convertible notes payable only includes those that existed as of April 30, 2022. For a discussion of all prior convertible notes payable we refer you to the Annual Report on Form 10-K filed May 17, 2023 for the fiscal year end April 30, 2022.

On August 6, 2021, the Company consummated the closing (the “Closing”) of a private placement offering (the “Offering”) pursuant to the terms and conditions of that certain Securities Purchase Agreement, dated as of August 6, 2021 (the “Purchase Agreement”), between the Company and certain accredited investors (the “Purchasers”). At the Closing, the Company sold to the Purchasers (i) 8% Senior Convertible Notes (the “Convertible Notes”) in an aggregate principal amount of $11,000,000 and (ii) warrants to purchase up to 733,333 shares of common stock of the Company (the “Warrants” and together with the Convertible Notes, the “Securities”). The Company received an aggregate of $11,000,000 in gross proceeds from the Offering, before deducting offering expenses and commissions.

The Convertible Notes were to mature on August 6, 2022 (the “Maturity Date”) and bear interest at 8% per annum payable on each conversion date (as to that principal amount then being converted), on each redemption date as well as mandatory redemption date (as to that principal amount then being redeemed) and on the Maturity Date, in cash. The Convertible Notes are convertible into shares of the Company’s common stock at any time following the date of issuance and prior to Mandatory Conversion (as defined in the Convertible Notes) at the conversion price equal to the lesser of: (i) $3.00, subject to adjustment set forth in the Convertible Notes and (ii) in the case of an uplist to the NASDAQ, the Uplist Conversion Price (as defined in the Convertible Notes) of the Company’s common stock during the two Trading Day (as defined in the Convertible Notes) period after each conversion date; provided, however, that at any time from and after December 31, 2021 or an Event of Default (as defined in the Convertible Notes), the holder of the Convertible Notes may, by delivery of written notice to the Company, elect to cause all, or any part, of the Convertible Notes to be converted, at any time thereafter, each an “Alternate Conversion”, pursuant to the Section 4(f) of the Convertible Notes, all, or any part of, the then outstanding aggregate principal amount of the Convertible Notes into shares of Common Stock at the Alternate Conversion price. The Convertible Notes rank pari passu with all other notes now or thereafter issued under the terms set forth in the Convertible Notes. The Convertible Notes contain certain price protection provisions providing for adjustment of the number of shares of common stock issuable upon conversion of the Convertible Notes in case of certain future dilutive events or stock-splits and dividends.

The Warrants are exercisable for five years from August 6, 2021, at an exercise price equal to the lesser of $3.00 or a 20% discount to the public offering price that a share of the Company’s common stock or unit (if units are offered) is offered to the public resulting in the commencement of trading of the Company’s common stock on the NASDAQ, New York Stock Exchange or NYSE American. The Warrants contain certain price protection provisions providing for adjustment of the amount of securities issuable upon exercise of the Warrants in case of certain future dilutive events or stock-splits and dividends.

The Company evaluated the Warrants and the conversion options under the guidance in ASC 815 and determined they represent derivative liabilities given the variability in the exercise and conversion prices upon the event of an up list to the NASDAQ. The Company also evaluated the other embedded features in the agreement and determined the interest make-whole provision and the subsequent financing redemption represent put features that are also accounted for as derivative liabilities. The derivative liabilities are marked to market at the end of each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivative (see Note 3).

The Warrants were valued at $12,026,668 on the date of issuance using a Monte Carlo simulation that accounted for the variability in the exercise price upon the event of an up list based on the Company’s expected future stock prices over the five-year term using inputs in line with those listed in Note 3. The remaining derivatives were valued at $1,862,450 on the issuance date based on the present value of their weighted average probability value.

As part of the issuance of the Convertible Notes, the Company incurred and capitalized debt issuance costs of $800,251 related to brokerage and legal fees that met the debt issuance cost capitalization criteria of ASC 835. The total discount related to the Convertible Notes on the date of issuance of $14,689,369 exceeded their value, which resulted in the Company recognizing a $3,689,369 loss on the issuance of the Convertible Notes during the three months ended October 31, 2021.

On December 31, 2021, the Company entered into an Omnibus Amendment Agreement (the “Omnibus Agreement”) with certain Purchasers who are collectively holders of 67% or more of the Securities outstanding related to the August 6, 2021 Convertible Notes, amending each of (i) the Purchase Agreement and (ii) the Registration Rights Agreement. Simultaneously with the execution of the Omnibus Agreement, the Company issued to each Purchaser a Replacement Note (as defined below) in replacement of the Convertible Note held prior to December 31, 2021 by such Purchaser (each, an “Existing Note”).

The Purchase Agreement was amended to, among other things, (i) delete Exhibit A and replace it in its entirety with the 8% Senior Convertible Note (the “Replacement Note”) filed as Exhibit 10.2 to the Company’s current report on Form 8-K dated January 5, 2021, (ii) add a new definition of “Inventory Financing”, (iii) amend Section 4.18 to add at the end of Section 4.18 before the final period “, it being agreed that the provisions of this Section 4.18 shall not apply to the Qualified Subsequent Financing expected to occur after the date hereof”, (iv) delete Section 4.20 and replace it in its entirety with substantially the same text, including the following after the period, replacing the period with a semicolon: “; provided that the provisions of this Section 4.20 shall not apply to (i) in respect of any Holder to the extent that such Holder is an investor or a purchaser of the securities offered pursuant such Subsequent Financing, and (ii) with respect to an Inventory Financing.”, and (v) add a new Section 4.21. Most-Favored Nation provision.

The Registration Rights Agreement was amended to, among other things, (i) delete the definition “Effectiveness Date” in Section 1 and replace it in its entirety with substantially the same text but revise the definition of “Effectiveness Date” causing the Initial Registration Statement required to be filed by January 31, 2022, and (ii) delete Section 2(d) and replace it in its entirety with substantially the same text but revised to delete the following “(2) no liquidated damages shall accrue or be payable hereunder with respect to any day on which the high price of the Common Stock on the Trading Market on which the Common Stock is then listed or traded is less than the then-applicable Conversion Price,” resulting in renumbering the text that follows as (2) instead of (3).

As consideration for entering into the Omnibus Agreement, the outstanding principal balance of the Existing Note held by each Purchaser was increased by twenty percent (20%) and such increased principal balance is reflected on the Replacement Note issued to each Purchaser. The Company recognized a $2,200,000 loss on issuance of convertible notes during the year ended April 30, 2022 related to this amendment.

On June 17, 2022, the Company issued 4,389,469 shares of common stock in conversion of the $13,200,000 in convertible notes payable and $846,301 in accrued interest. In addition, the remaining $122,222 of unamortized discount on the convertible notes payable was amortized and included in our consolidated statements of operations for the three months ended July 31, 2022.

Total outstanding borrowings related to the Convertible Notes as of April 30, 2023 and 2022 were $0 and $13,200,000, respectively.